Intangibles (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Opening cost	$ 81,273
Amortization	18,926	$ 23,095
Ending cost	74,450	81,273
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening cost	71,767
Ending cost	68,051	71,767
Software
Disclosure of detailed information about intangible assets [line items]
Opening cost	5,288
Ending cost	1,627	5,288
Tradenames
Disclosure of detailed information about intangible assets [line items]
Opening cost	2,844
Ending cost	3,020	2,844
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Opening cost	1,374
Ending cost	1,752	1,374
Cost
Disclosure of detailed information about intangible assets [line items]
Opening cost	189,745	189,594
Additions, purchased	116	41
Additions through business acquisition (note 4)	9,700	0
Additions, internally generated	123	0
Disposals / retirements	(1,572)	0
Foreign currency translation adjustment	6,039	110
Ending cost	204,151	189,745
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening cost	163,297	163,208
Additions, purchased	0	0
Additions through business acquisition (note 4)	7,800	0
Additions, internally generated	0	0
Disposals / retirements	(424)	0
Foreign currency translation adjustment	4,819	89
Ending cost	175,492	163,297
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Opening cost	15,866	15,812
Additions, purchased	116	41
Additions through business acquisition (note 4)	300	0
Additions, internally generated	123	0
Disposals / retirements	(338)	0
Foreign currency translation adjustment	766	13
Ending cost	16,833	15,866
Cost | Tradenames
Disclosure of detailed information about intangible assets [line items]
Opening cost	2,844	2,841
Additions, purchased	0	0
Additions through business acquisition (note 4)	0	0
Additions, internally generated	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	176	3
Ending cost	3,020	2,844
Cost | Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Opening cost	7,738	7,733
Additions, purchased	0	0
Additions through business acquisition (note 4)	1,600	0
Additions, internally generated	0	0
Disposals / retirements	(810)	0
Foreign currency translation adjustment	278	5
Ending cost	8,806	7,738
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Opening cost	(108,472)	(85,259)
Amortization	18,926	23,095
Disposals / retirements	1,572	0
Foreign currency translation adjustment	(3,875)	(118)
Ending cost	(129,701)	(108,472)
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening cost	(91,530)	(74,135)
Amortization	13,321	17,304
Disposals / retirements	424	0
Foreign currency translation adjustment	(3,014)	(91)
Ending cost	(107,441)	(91,530)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Opening cost	(10,578)	(6,279)
Amortization	4,361	4,279
Disposals / retirements	338	0
Foreign currency translation adjustment	(605)	(20)
Ending cost	(15,206)	(10,578)
Accumulated amortization | Tradenames
Disclosure of detailed information about intangible assets [line items]
Opening cost	0	0
Amortization	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	0	0
Ending cost	0	0
Accumulated amortization | Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Opening cost	(6,364)	(4,845)
Amortization	1,244	1,512
Disposals / retirements	810	0
Foreign currency translation adjustment	(256)	(7)
Ending cost	$ (7,054)	$ (6,364)